Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

(in millions)	2024	2023	2022
Staff costs, maintenance costs and utilities (1)	$389	$342	$417
Depreciation of property, plant and equipment and amortization of intangible assets	26	25	45
Other (2)	12	106	34
Total	$427	$473	$496
(1)Staff costs, maintenance costs and utilities costs include share-based payments of $98 million, $96 million and $92 million for share options for the years ended December 31, 2024, 2023 and 2022, respectively.
(2)Other primarily includes net professional charges, real estate transfer taxes, marketing expenses and facility costs, (gain) loss on tool sales and certain contract cancellation fees.